Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

Year	Summary Compensation Table for PEO(1)	Compensation Actually Paid to PEO(1)		Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(2)		Value of Initial Fixed $100 Investment Based On Total Shareholder Return	Net Income
2023	$819,520	$679,254	(3)	$309,023	$229,201	(4)	$131.38	$6,874,000
2022	$1,030,477	$921,107	(5)	$431,513	$403,337	(6)	$170.85	$2,010,000
2021	$525,805	$793,321	(7)	$294,886	$372,382	(8)	$144.35	$7,154,000

(1)	The PEO listed in the table for all years presented includes Jay D. Miller, Chief Executive Officer.
(2)	The Non-PEO NEOs listed in the table for all years presented include: John Lindeen and Christopher Jones as well as Andrew D. C. LaFrence in 2023.
(3)

The calculation of Compensation Actually Paid (CAP) includes the following adjustments: deduction of decrease in the fair value at the end of the year from the prior year end for Option Awards granted in prior years that are outstanding and unvested as of the end of the year, ($182,018); and addition of increase in the fair value at the vesting date from the prior year end for Option Awards granted in prior years that vested in the year, $41,751.

(4)

The calculation of Compensation Actually Paid (CAP) includes the following adjustments: subtraction for values reported in the Option Awards column of the Summary Compensation table, ($77,784); addition of year-end fair value for Option Awards granted during the year that are outstanding and unvested as of the end of the year, $81,603; deduction of decrease in the fair value at the end of the year from the prior year end for Option Awards granted in prior years that are outstanding and unvested as of the end of the year, ($6,004); deduction of decrease in the fair value at the vesting date from the prior year end for Option Awards granted in prior years that vested in the year, ($1,496) and subtraction of fair value as of prior fiscal year end of stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year, (76,141).

(5)

The calculation of Compensation Actually Paid (CAP) includes the following adjustments: subtraction for values reported in the Option Awards column of the Summary Compensation table, ($249,947); addition of year-end fair value for Option Awards granted during the year that are outstanding and unvested as of the end of the year, $61,556; addition of increase in the fair value at the end of the year from the prior year end for Option Awards granted in prior years that are outstanding and unvested as of the end of the year, $77,009; addition of increase in the fair value at the vesting date from the prior year end for Option Awards granted in prior years that vested in the year, $2,012.

(6)

The calculation of CAP includes the following adjustments: subtraction for values reported in the Option Awards column of the Summary Compensation table, ($63,563); addition of year-end fair value for Option Awards granted during the year that are outstanding and unvested as of the end of the year, $5,710; addition of increase in the fair value at the end of the year from the prior year end for Option Awards granted in prior years that are outstanding and unvested as of the end of the year, $18,725; ; addition of increase in the fair value at the vesting date from the prior year end for Option Awards granted in prior years that vested in the year, $10,952.

(7)

The calculation of CAP includes the following adjustments: subtraction for values reported in the Option Awards column of the Summary Compensation table, $0; addition of year-end fair value for Option Awards granted during the year that are outstanding and unvested as of the end of the year, $0; addition of increase in the fair value at the end of the year from the prior year end for Option Awards granted in prior years that are outstanding and unvested as of the end of the year, $246,055; addition of increase in the fair value at the vesting date from the prior year end for Option Awards granted in prior years that vested in the year, $21,462.

(8)

The calculation of CAP includes the following adjustments: subtraction for values reported in the Option Awards column of the Summary Compensation table, $0; addition of year-end fair value for Option Awards granted during the year that are outstanding and unvested as of the end of the year, $0; addition of increase in the fair value at the end of the year from the prior year end for Option Awards granted in prior years that are outstanding and unvested as of the end of the year, $66,763; addition of increase in the fair value at the vesting date from the prior year end for Option Awards granted in prior years that vested in the year, $10,734.

PEO Total Compensation Amount	$ 819,520	$ 1,030,477	$ 525,805
PEO Actually Paid Compensation Amount	679,254	921,107	793,321
Non-PEO NEO Average Total Compensation Amount	309,023	431,513	294,886
Non-PEO NEO Average Compensation Actually Paid Amount	$ 229,201	403,337	372,382
Compensation Actually Paid vs. Total Shareholder Return

PAY VERSUS PERFORMANCE RELATIONSHIP

The following comparisons describe the relationships between the amounts included in the Pay versus Performance Table for each of 2023, 2022 and 2021, including a comparison of Compensation Actually Paid to the PEO and the average Compensation Actually Paid to our non-PEO NEOs, and each of the performance measures set forth in the Pay versus Performance Table.

Compensation Actually Paid vs. Net Income

(1)

Net income of $7.2 million for the year ended December 31, 2021 benefited from two significant one-time items related to the Cares Act; a) a $6.2 million non-taxable gain for the forgiveness of the Paycheck Protection Program loan and b) a $5.2 million gain ($4.1 million after-tax) related to the Employee Retention Credit. Please see discussion of these two items in Note 5 and Note 12, respectively, to our 2022 Annual Report on Form 10-K.

(2)

Net income of $6.9 million for the year ended December 31, 2023 benefited from a significant one-time item reduction in tax expense of $2.6 million related to a valuation allowance reversal as we concluded it was more likely than not that we will realize our net deferred tax assets. Please see discussion of this item in Note 6 to our 2023 Annual Report on Form 10-K.

Total Shareholder Return Amount	$ 131.38	170.85	144.35
Net Income (Loss)	$ 6,874,000	$ 2,010,000	$ 7,154,000